Investment Properties - Assumptions used to determine fair value (Details)	Dec. 11, 2025
Promedio | Real estate investor survey
Investment Properties
Significant unobservable input, assets	8.08
Promedio | Real estate investor survey | National power center
Investment Properties
Significant unobservable input, assets	8.09
Promedio | Real estate industry report
Investment Properties
Significant unobservable input, assets	8.08
Promedio | Real estate industry report | National regional shopping center
Investment Properties
Significant unobservable input, assets	8.6
Promedio | Real estate industry report | National power center
Investment Properties
Significant unobservable input, assets	8.4
Promedio | Real estate industry report | National neighborhood shopping center
Investment Properties
Significant unobservable input, assets	7.8
Minimo | Real estate investor survey
Investment Properties
Significant unobservable input, assets	6
Minimo | Real estate investor survey | National power center
Investment Properties
Significant unobservable input, assets	6
Minimo | Real estate industry report
Investment Properties
Significant unobservable input, assets	6.5
Minimo | Real estate industry report | National regional shopping center
Investment Properties
Significant unobservable input, assets	7.3
Minimo | Real estate industry report | National power center
Investment Properties
Significant unobservable input, assets	8
Minimo | Real estate industry report | National neighborhood shopping center
Investment Properties
Significant unobservable input, assets	7
Maximo | Real estate investor survey
Investment Properties
Significant unobservable input, assets	12
Maximo | Real estate investor survey | National power center
Investment Properties
Significant unobservable input, assets	10
Maximo | Real estate industry report
Investment Properties
Significant unobservable input, assets	12
Maximo | Real estate industry report | National regional shopping center
Investment Properties
Significant unobservable input, assets	9.5
Maximo | Real estate industry report | National power center
Investment Properties
Significant unobservable input, assets	9
Maximo | Real estate industry report | National neighborhood shopping center
Investment Properties
Significant unobservable input, assets	8.5